Commitments and Contingencies	12 Months Ended
Jan. 03, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies	Commitments and Contingencies
Lease Assignments. Pollo Tropical assigned one lease to a third party on a property where it no longer operates with a lease term expiring in 2033. Although the assignee is responsible for making the payments required by the lease, the Company is a guarantor under the lease.
The maximum potential liability for future rental payments that the Company could be required to make under this lease at January 3, 2021, was $2.1 million. The Company could also be obligated to pay property taxes and other lease-related costs. The obligations under this lease will generally continue to decrease over time as the operating lease expires. The Company does not believe it is probable that it will be ultimately responsible for the obligations under this lease.
Legal Matters. The Company is a party to various legal proceedings incidental to the conduct of business. The Company does not believe that the outcome of any of these matters will have a material effect on its consolidated financial statements. The Company records accruals for outstanding legal matters when it believes it is probable that a loss will be incurred and the amount can be reasonably estimated. The Company evaluates, on a quarterly basis, developments in legal matters that could affect the amount of any accrual and developments that would make a loss contingency both probable and reasonably estimable. If a loss contingency is not both probable and estimable, the Company does not establish an accrued liability.
Contingency Related to Insurance Recoveries. During the third quarter of 2017, Texas and Florida were struck by Hurricane Harvey and Irma (the "Hurricanes"). Two Pollo Tropical restaurants in the Houston metropolitan area and all Pollo Tropical restaurants in Florida and the Atlanta metropolitan area were temporarily closed and affected by the Hurricanes to varying degrees. In the twelve months ended December 30, 2018, the Company received business interruption and property damage insurance settlement proceeds of $2.8 million and recognized other income of $2.1 million for Pollo Tropical related to the Hurricanes. The Company received a final settlement related to the Hurricanes as of December 30, 2018.